UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22980

 NAME OF REGISTRANT:                     Angel Oak Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Road NE, Suite 1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Adam Langley
					 c/o Angel Oak Capital Advisors, LLC
                                         3344 Peachtree Road NE, Suite 1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Angel Oak Financials Income Impact Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERISERV FINANCIAL, INC.                                                                   Agenda Number:  935865014
--------------------------------------------------------------------------------------------------------------------------
        Security:  03074A102
    Meeting Type:  Annual
    Meeting Date:  26-May-2023
          Ticker:  ASRV
            ISIN:  US03074A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DRIVER NOMINEE: J. Abbott R. Cooper                       Mgmt          Withheld                       *

1b.    DRIVER NOMINEE: Julius D. Rudolph                         Mgmt          Withheld                       *

1c.    DRIVER NOMINEE: Brandon L. Simmons                        Mgmt          Withheld                       *

1d.    COMPANY NOMINEE OPPOSED BY DRIVER: Richard                Mgmt          For                            *
       W. Bloomingdale

1e.    COMPANY NOMINEE OPPOSED BY DRIVER: David J.               Mgmt          For                            *
       Hickton

1f.    COMPANY NOMINEE OPPOSED BY DRIVER: Daniel                 Mgmt          For                            *
       A. Onorato

2.     The Company's proposal to approve and adopt               Mgmt          For                            *
       an amendment to the Company's Amended and
       Restated Articles of Incorporation to
       eliminate the ability to exercise
       cumulative voting in director elections.

3.     The Company's proposal to vote, an advisory               Mgmt          For                            *
       vote, to approve the compensation of the
       named executive officers of the Company.

4.     The Company's proposal to ratify the                      Mgmt          For                            *
       appointment of S.R. Snodgrass P.C. as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 BANK7 CORP.                                                                                 Agenda Number:  935809078
--------------------------------------------------------------------------------------------------------------------------
        Security:  06652N107
    Meeting Type:  Annual
    Meeting Date:  18-May-2023
          Ticker:  BSVN
            ISIN:  US06652N1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: William M. Buergler                 Mgmt          For                            For

1b.    Election of Director: Teresa "Tracy" L.                   Mgmt          For                            For
       Dick

1c.    Election of Director: Edward "Ed" P. Gray                 Mgmt          For                            For

1d.    Election of Director: William B. "Brad"                   Mgmt          For                            For
       Haines

1e.    Election of Director: John T. "J.T."                      Mgmt          For                            For
       Phillips

1f.    Election of Director: J. Michael Sanner                   Mgmt          For                            For

1g.    Election of Director: Thomas L. "Tom"                     Mgmt          For                            For
       Travis

1h.    Election of Director: Gary D. Whitcomb                    Mgmt          For                            For

2.     Proposal to ratify the appointment of                     Mgmt          For                            For
       FORVIS, LLP as the independent registered
       public accounting firm for 2023.




--------------------------------------------------------------------------------------------------------------------------
 EAGLE BANCORP MONTANA, INC.                                                                 Agenda Number:  935790712
--------------------------------------------------------------------------------------------------------------------------
        Security:  26942G100
    Meeting Type:  Annual
    Meeting Date:  20-Apr-2023
          Ticker:  EBMT
            ISIN:  US26942G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Samuel D. Waters                                          Mgmt          For                            For
       Cynthia A. Utterback                                      Mgmt          For                            For
       Corey Jensen                                              Mgmt          For                            For
       Tanya J. Chemodurow                                       Mgmt          For                            For

2.     Ratification of appointment of Moss Adams                 Mgmt          For                            For
       LLP as Eagle Bancorp Montana, Inc.'s
       independent registered public accounting
       firm for fiscal year ending December 31,
       2023.

3.     Advisory vote on named executive officer                  Mgmt          For                            For
       compensation as disclosed in the proxy
       statement.

4.     Approval of Amendment No. 1 to the 2020                   Mgmt          For                            For
       Non-Employee Director Award Plan.




--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL INSTITUTIONS, INC.                                                                Agenda Number:  935858413
--------------------------------------------------------------------------------------------------------------------------
        Security:  317585404
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2023
          Ticker:  FISI
            ISIN:  US3175854047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Donald K. Boswell                                         Mgmt          For                            For
       Andrew W. Dorn, Jr.                                       Mgmt          For                            For
       Robert M. Glaser                                          Mgmt          For                            For
       Bruce W. Harting                                          Mgmt          For                            For
       Susan R. Holliday                                         Mgmt          For                            For

2.     Advisory Vote to Approve Compensation of                  Mgmt          Against                        Against
       Our Named Executive Officers.

3.     Ratification of Appointment of RSM US LLP                 Mgmt          For                            For
       as our Independent Registered Public
       Accounting Firm.




--------------------------------------------------------------------------------------------------------------------------
 FIRST UNITED CORPORATION                                                                    Agenda Number:  935796524
--------------------------------------------------------------------------------------------------------------------------
        Security:  33741H107
    Meeting Type:  Annual
    Meeting Date:  11-May-2023
          Ticker:  FUNC
            ISIN:  US33741H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: John F. Barr                        Mgmt          For                            For

1.2    Election of Director: Brian R. Boal                       Mgmt          For                            For

1.3    Election of Director: Beth E. Moran                       Mgmt          For                            For

1.4    Election of Director: I. Robert Rudy                      Mgmt          For                            For

1.5    Election of Director: Marisa A. Shockley                  Mgmt          For                            For

1.6    Election of Director: H. Andrew Walls, III                Mgmt          For                            For

2.     To approve, by a non-binding advisory vote,               Mgmt          For                            For
       the compensation paid to the Corporation's
       named executive officers for 2022.

3.     To ratify the appointment of Crowe LLP as                 Mgmt          For                            For
       the Corporation's independent registered
       public accounting firm for 2023.

4.     If necessary or appropriate, to approve the               Mgmt          For                            For
       adjournment or postponement of the 2023
       Annual Meeting to a later date or dates to
       permit further solicitation of additional
       proxies in the event there are not
       sufficient votes at the special meeting to
       approve any of the foregoing Proposals.




--------------------------------------------------------------------------------------------------------------------------
 GREENE COUNTY BANCORP, INC.                                                                 Agenda Number:  935712718
--------------------------------------------------------------------------------------------------------------------------
        Security:  394357107
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2022
          Ticker:  GCBC
            ISIN:  US3943571071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Donald E. Gibson                    Mgmt          For                            For

1.2    Election of Director: David H. Jenkins, DVM               Mgmt          For                            For

1.3    Election of Director: Tejraj S. Hada                      Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Bonadio & Co. LLP as independent registered
       public accounting firm for the Company for
       the fiscal year ending June 30, 2023.

3.     Approval of an Amendment to our Charter, to               Mgmt          Against                        Against
       increase the number of authorized shares of
       our common stock from 12,000,000 to
       36,000,000 and the number of authorized
       shares of our capital stock from 13,000,000
       to 37,000,000.

4.     To consider and approve a non-binding                     Mgmt          For                            For
       advisory resolution regarding the
       compensation of the Company's named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 PINNACLE FINANCIAL PARTNERS, INC.                                                           Agenda Number:  935773374
--------------------------------------------------------------------------------------------------------------------------
        Security:  72346Q104
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2023
          Ticker:  PNFP
            ISIN:  US72346Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Abney S.
       Boxley, III

1b.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Charles
       E. Brock

1c.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Renda J.
       Burkhart

1d.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Gregory
       L. Burns

1e.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Richard
       D. Callicutt, II

1f.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Thomas
       C. Farnsworth, III

1g.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Joseph
       C. Galante

1h.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Glenda
       Baskin Glover

1i.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: David B.
       Ingram

1j.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Decosta
       E. Jenkins

1k.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: Robert
       A. McCabe, Jr.

1l.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: G.
       Kennedy Thompson

1m.    Election of Director for a term of one year               Mgmt          For                            For
       and until the due election and
       qualification of their successors: M. Terry
       Turner

2.     To ratify the appointment of Crowe LLP as                 Mgmt          For                            For
       the Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2023.

3.     To approve, on a non-binding, advisory                    Mgmt          Against                        Against
       basis, the Company's named executive
       officers' compensation as disclosed in the
       proxy statement for the annual meeting of
       shareholders.

4.     To vote on the frequency (either annual,                  Mgmt          1 Year                         For
       biennial, or triennial) with which the
       non-binding, advisory vote regarding
       compensation of the Company's named
       executive officers will be held.




--------------------------------------------------------------------------------------------------------------------------
 STERLING BANCORP, INC.                                                                      Agenda Number:  935811996
--------------------------------------------------------------------------------------------------------------------------
        Security:  85917W102
    Meeting Type:  Annual
    Meeting Date:  17-May-2023
          Ticker:  SBT
            ISIN:  US85917W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas M. O'Brien                                         Mgmt          For                            For
       Peggy Daitch                                              Mgmt          For                            For
       Tracey Dedrick                                            Mgmt          For                            For
       Michael Donahue                                           Mgmt          For                            For
       Steven E. Gallotta                                        Mgmt          For                            For
       Denny Kim                                                 Mgmt          For                            For
       Eboh Okorie                                               Mgmt          For                            For
       Benjamin Wineman                                          Mgmt          For                            For
       Lyle Wolberg                                              Mgmt          For                            For

2.     Advisory, non-binding vote to approve                     Mgmt          For                            For
       compensation of named executive officers
       for 2022.

3.     Ratification of the appointment of Crowe                  Mgmt          For                            For
       LLP as Sterling Bancorp, Inc.'s independent
       registered public accounting firm.



Angel Oak High Yield Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak Income ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak Multi-Strategy Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ANNALY CAPITAL MANAGEMENT, INC.                                                             Agenda Number:  935793807
--------------------------------------------------------------------------------------------------------------------------
        Security:  035710839
    Meeting Type:  Annual
    Meeting Date:  17-May-2023
          Ticker:  NLY
            ISIN:  US0357108390
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Francine J. Bovich                  Mgmt          For                            For

1b.    Election of Director: David L. Finkelstein                Mgmt          For                            For

1c.    Election of Director: Thomas Hamilton                     Mgmt          For                            For

1d.    Election of Director: Kathy Hopinkah Hannan               Mgmt          For                            For

1e.    Election of Director: Michael Haylon                      Mgmt          For                            For

1f.    Election of Director: Martin Laguerre                     Mgmt          For                            For

1g.    Election of Director: Eric A. Reeves                      Mgmt          For                            For

1h.    Election of Director: John H. Schaefer                    Mgmt          For                            For

1i.    Election of Director: Glenn A. Votek                      Mgmt          For                            For

1j.    Election of Director: Vicki Williams                      Mgmt          For                            For

2.     Advisory approval of the Company's                        Mgmt          For                            For
       executive compensation.

3.     Advisory vote on the frequency of future                  Mgmt          1 Year                         For
       advisory votes to approve the Company's
       executive compensation.

4.     Amendment to the Company's Charter to                     Mgmt          For                            For
       decrease the number of authorized shares of
       stock.

5.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending December 31, 2023.

6.     Advisory stockholder proposal to further                  Shr           Against                        For
       reduce the ownership threshold to call a
       special meeting.




--------------------------------------------------------------------------------------------------------------------------
 ELLINGTON FINANCIAL INC.                                                                    Agenda Number:  935797615
--------------------------------------------------------------------------------------------------------------------------
        Security:  28852N109
    Meeting Type:  Annual
    Meeting Date:  16-May-2023
          Ticker:  EFC
            ISIN:  US28852N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Stephen J. Dannhauser                                     Mgmt          For                            For
       Lisa Mumford                                              Mgmt          For                            For
       Laurence E. Penn                                          Mgmt          For                            For
       Edward Resendez                                           Mgmt          For                            For
       Ronald I. Simon, Ph.D.                                    Mgmt          For                            For

2.     The approval of an amendment to our                       Mgmt          For                            For
       Certificate of Incorporation to increase
       the total authorized number of shares of
       common stock for issuance from 100,000,000
       to 200,000,000 shares with a corresponding
       increase in the total authorized number of
       shares from 200,000,000 to 300,000,000.

3.     The approval, on an advisory basis, of the                Mgmt          For                            For
       compensation of the named executive
       officers.

4.     The approval, on an advisory basis, of the                Mgmt          1 Year                         For
       frequency of a stockholder vote to approve
       the compensation of our named executive
       officers.

5.     The ratification of PricewaterhouseCoopers                Mgmt          For                            For
       LLP as the independent registered public
       accounting firm for the year ending
       December 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 PENNYMAC MORTGAGE INVESTMENT TRUST                                                          Agenda Number:  935833221
--------------------------------------------------------------------------------------------------------------------------
        Security:  70931T103
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2023
          Ticker:  PMT
            ISIN:  US70931T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Trustee for a term                   Mgmt          For                            For
       expiring at the 2026 Annual Meeting:
       Preston DuFauchard

1b.    Election of Class II Trustee for a term                   Mgmt          For                            For
       expiring at the 2026 Annual Meeting: Nancy
       McAllister

1c.    Election of Class II Trustee for a term                   Mgmt          For                            For
       expiring at the 2026 Annual Meeting: Stacey
       D. Stewart

2.     To ratify the appointment of our                          Mgmt          For                            For
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2023.

3.     To approve, by non-binding vote, our                      Mgmt          For                            For
       executive compensation.

4.     Advisory vote on the frequency with which                 Mgmt          1 Year                         For
       we hold advisory votes on our executive
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 REDWOOD TRUST, INC.                                                                         Agenda Number:  935804080
--------------------------------------------------------------------------------------------------------------------------
        Security:  758075402
    Meeting Type:  Annual
    Meeting Date:  23-May-2023
          Ticker:  RWT
            ISIN:  US7580754023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Greg H. Kubicek                     Mgmt          For                            For

1.2    Election of Director: Christopher J. Abate                Mgmt          For                            For

1.3    Election of Director: Armando Falcon                      Mgmt          For                            For

1.4    Election of Director: Douglas B. Hansen                   Mgmt          For                            For

1.5    Election of Director: Debora D. Horvath                   Mgmt          For                            For

1.6    Election of Director: George W. Madison                   Mgmt          For                            For

1.7    Election of Director: Georganne C. Proctor                Mgmt          For                            For

1.8    Election of Director: Dashiell I. Robinson                Mgmt          For                            For

1.9    Election of Director: Faith A. Schwartz                   Mgmt          For                            For

2.     To ratify the appointment of Grant Thornton               Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for 2023.

3.     To vote on a non-binding advisory                         Mgmt          For                            For
       resolution to approve named executive
       officer compensation.

4.     To vote on a non-binding advisory                         Mgmt          1 Year                         For
       resolution to approve the frequency of
       holding an advisory vote on named executive
       officer compensation.

5.     To vote on an amendment to our Amended and                Mgmt          For                            For
       Restated 2014 Incentive Award Plan.




--------------------------------------------------------------------------------------------------------------------------
 RITHM CAPITAL CORP.                                                                         Agenda Number:  935815425
--------------------------------------------------------------------------------------------------------------------------
        Security:  64828T201
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:  RITM
            ISIN:  US64828T2015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David Saltzman                                            Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as independent registered public
       accounting firm for Rithm Capital Corp. for
       fiscal year 2023.

3.     To approve (on a non-binding advisory                     Mgmt          For                            For
       basis) the compensation of our named
       executive officers as described in the
       accompanying materials.

4.     To recommend (on a non-binding advisory                   Mgmt          1 Year                         For
       basis) the frequency of an advisory vote on
       the compensation of our named executive
       officers in future years.

5.     To approve the Rithm Capital Corp. 2023                   Mgmt          For                            For
       Omnibus Incentive Plan.



Angel Oak Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak UltraShort Income ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak UltraShort Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Funds Trust
By (Signature)       /s/ Adam Langley
Name                 Adam Langley
Title                Principal Executive Officer
Date                 08/16/2023